Vessels, Net / Vessels Held for Sale / Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Vessels Net [Abstract]
Scedule of vessels, net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2015	$457,244,533	$(88,211,560)	$369,032,973
Depreciation	-	(16,687,357)	(16,687,357)
Disposals	(165,075,995)	21,991,963	(143,084,032)
Transfer to Vessels Held for Sale	(147,153,000)	64,287,231	(82,865,769)
Impairment loss	(71,087,353)	18,619,723	(52,467,630)
Balance December 31, 2015	73,928,185	-	73,928,185
Disposals	(73,928,185)	-	(73,928,185)
Balance December 31, 2016	$-	$-	$-